Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-3

Collection Period	04/01/18-04/30/18
Determination Date	5/9/2018
Distribution Date	5/15/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,044,701,485.60
2.	Collections allocable to Principal		$32,781,484.82
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,226,708.17
5.	Pool Balance on the close of the last day of the related Collection Period		$1,010,693,292.61
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		70,152
7.	Initial Pool Balance		$1,375,000,017.71
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$326,209,571.24	$297,869,410.42
	c. Class A-2b Floating Rate Note Balance	$65,241,914.25	$59,573,882.08
	d. Class A-3 Note Balance	$427,000,000.00	$427,000,000.00
	e. Class A-4 Note Balance	$117,000,000.00	$117,000,000.00
	f. Class B Note Balance	$39,000,000.00	$39,000,000.00
	g. Class C Note Balance	$41,000,000.00	$41,000,000.00
	h. Class D Note Balance	$21,000,000.00	$21,000,000.00
	i. Note Balance (sum a - h)	$1,036,451,485.49	$1,002,443,292.50
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.8698922	0.7943184
	c. Class A-2b Floating Rate Note Pool Factor	0.8698922	0.7943184
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7537829	0.7290497
10.	Overcollateralization Target Amount		$8,250,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,250,000.11
12.	Weighted Average Coupon		7.65%
13.	Weighted Average Original Term	months	66.19
14.	Weighted Average Remaining Term	months	52.79
15.	1-Month LIBOR for the interest period ending 5/14/2018		1.89688%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2018		2.07688%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,633,955.97
	b. Liquidation Proceeds allocable to Finance Charge		$1,776.87
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,635,732.84
18.	Principal:
	a. Collections allocable to Principal		$32,781,484.82
	b. Liquidation Proceeds allocable to Principal		$504,004.34
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$33,285,489.16
19.	Total Finance Charge and Principal Collections (17d + 18d)		$39,921,222.00
20.	Interest Income from Collection Account		$46,003.89
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,967,225.89

Available Funds
23.	Available Collections	$39,967,225.89
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,967,225.89
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$870,584.57
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$870,584.57
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$445,819.75
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$445,819.75
	i. Class A-2b Monthly Interest	$109,152.48
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$109,152.48
	m. Class A-3 Monthly Interest	$700,991.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	700,991.67
	q. Class A-4 Monthly Interest	$216,450.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$216,450.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$79,300.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$79,300.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$92,933.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$92,933.33
34.	Tertiary Principal Distributable Amount	$4,758,192.88
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$60,550.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$60,550.00

36.	Quaternary Principal Distributable Amount	$21,000,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$28,333,974.68
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,250,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,635,732.84
	b. Total Daily Deposits of Principal Collections	$33,285,489.16
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$46,003.89
	e. Total Deposits to Collection Account (sum a - d)	$39,967,225.89
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$870,584.57
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,713,390.22
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,383,251.10
	f. Total Withdrawals from Collection Account (sum a - e)	$39,967,225.89
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$445,819.75
	c. Class A-2b Interest Distribution	$109,152.48
	d. Class A-3 Interest Distribution	$700,991.67
	e. Class A-4 Interest Distribution	$216,450.00
	f. Class B Interest Distribution	$79,300.00
	g. Class C Interest Distribution	$92,933.33
	h. Class D Interest Distribution	$60,550.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$28,340,160.82
	k. Class A-2b Principal Distribution	$5,668,032.17
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$35,713,390.22
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$28,785,980.57
	c. Class A-2b Distribution	$5,777,184.65
	d. Class A-3 Distribution	$700,991.67
	e. Class A-4 Distribution	$216,450.00
	f. Class B Distribution	$79,300.00
	g. Class C Distribution	$92,933.33
	h. Class D Distribution	$60,550.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$35,713,390.22

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$3,383,251.10
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$3,383,251.10
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,437,500.04
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,437,500.04
51.	Investment Earnings		$4,502.12
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,442,002.16
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$4,502.12
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,437,500.04
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$870,584.57
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$35,713,390.22
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,383,251.10
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$4,502.12
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$28,785,980.57
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$5,777,184.65
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$700,991.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$216,450.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$79,300.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$92,933.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$60,550.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$3,383,251.10

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,055	$16,220,507.03
	b. 61 to 90 days past due	421	$6,595,778.87
	c. 91 to 120 days past due	121	$1,674,117.89
	d. 121 or more days past due	1	$19,873.64
	e. Total Past Due (sum a - d)	1,598	$24,510,277.43
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.4251%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	89	$1,226,708.17
77.	Recoveries	130	$505,781.21
78.	Net Losses (Ln 76 - Ln 77)		$720,926.96
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0690%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	713	$10,627,232.98
81.	Recoveries	541	$4,300,526.87
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$6,326,706.11
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.4601%
84.	Average Net Loss on Defaulted Receivables		$8,873.36

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,308,172,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer